Income Taxes (Schedule of Components of Income Tax Expense (Benefit) and Pre-tax Income from Continuing Operations) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current provision:
Federal	$ 248.4	$ 248.2	$ 232.2
State	32.5	32.1	27.2
Foreign	51.8	63.7	49.3
Total current provision	332.7	344.0	308.7
Deferred provision (benefit):
Federal	49.8	(3.6)	0.2
State	5.5	(2.3)	(1.1)
Foreign	(9.2)	(3.0)	1.1
Total deferred provision	46.1	(8.9)	0.2
Total provision for income taxes	378.8	335.1	308.9
Provision for income taxes is based on pre-tax income from continuing operations
United States	863.5	789.3	753.8
Foreign	173.4	264.1	69.7
Earnings from continuing operations before income taxes	$ 1,036.9	$ 1,053.4	$ 823.5